Loans, Borrowings and Bank Overdrafts - Additional Information (Detail)
€ in Millions, ₨ in Millions, ฿ in Millions, ر.س in Millions, د.إ in Millions, £ in Millions, Rp in Millions, .د.ب in Millions, $ in Millions, $ in Millions, $ in Millions
12 Months Ended
	Jun. 23, 2021 INR (₨)	Jun. 23, 2021 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 SAR (ر.س)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 BHD (.د.ب)	Mar. 31, 2022 AUD ($)	Mar. 31, 2022 AED (د.إ)	Mar. 31, 2022 THB (฿)	Mar. 31, 2022 IDR (Rp)
Disclosure of detailed information about borrowings [line items]
Borrowings			₨ 151,696	₨ 83,332
Bank overdraft [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts			95,146	60,363
Interest expense on loans, borrowings and bank overdrafts			3,261	1,897	₨ 3,166
Line of credit [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts			86,873
Line of credit [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | $						$ 713.0
Remaining borrowing capacity | $						$ 563.0
Line of credit [member] | Canadian Dollar [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | $							$ 10
Remaining borrowing capacity | $							$ 10
Line of credit [member] | EURO [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | €									€ 18
Remaining borrowing capacity | €									€ 18
Line of credit [member] | Indonesia, Rupiahs [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | Rp															Rp 290
Remaining borrowing capacity | Rp															Rp 290
Line of credit [member] | Indian Rupee [member]
Disclosure of detailed information about borrowings [line items]
Remaining borrowing capacity			10,223
Line of credit [member] | Saudi Arabia, Riyals [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ر.س								ر.س 140
Remaining borrowing capacity | ر.س								ر.س 40
Line of credit [member] | United Kingdom, Pounds [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | £										£ 7
Remaining borrowing capacity | £										£ 7
Line of credit [member] | Australia, Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | $												$ 90
Line of credit [member] | Bahrain, Dinars [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | .د.ب											.د.ب 1
Remaining borrowing capacity | .د.ب											.د.ب 1
Line of credit [member] | United Arab Emirates, Dirhams [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | د.إ													د.إ 3
Remaining borrowing capacity | د.إ													د.إ 3
Line of credit [member] | Thailand, Baht [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ฿														฿ 5
Remaining borrowing capacity | ฿														฿ 5
Revolving credit facilities non-fund based [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts			48,369	56,421
Remaining borrowing capacity			₨ 31,276	₨ 39,293
Unsecured Notes 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | $		$ 750.0
Interest rate		1.50%
Effective borrowings, interest rate		1.6939%
Final maturity	June 23, 2026	June 23, 2026
Discounted price rate	99.636%	99.636%
Borrowing issue expense and discount	₨ 501	$ 6.7
Unsecured Notes 2026 [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Final maturity			June-26